Fair Value Measurements (Narrative)(Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Impairment of property and equipment	$ 1.5	$ 6.0		$ 7.5
Impairment of indefinit lived intangible assets				2.5
Impairment of Other Intangible				$ 2.6
Term Of Loan			90 days	90 days
Cash And Cash Equivalent Maturity Period			90 days	90 days